The “Lava Jato (Car Wash) Operation” and its effects on the Company (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Compensation for damages	$ 196	$ 85
Lava jato [member]
IfrsStatementLineItems [Line Items]
Compensation for damages	$ 1,483